Borrowings - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	€ 246,189	€ 373,567
Proceeds from borrowings	49,937	259,720	€ 204,424
Revolving Lines
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Borrowings	€ 335,000	335,000
Proceeds from borrowings		40,000
ESG target affecting interest rate, raw materials, as a percent	50.00%
ESG target affecting interest rate, renewable energy, as a percent	100.00%
Undrawn borrowing facilities	€ 190,000	€ 190,000
Revolving Lines | Bottom of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Term of borrowings	3 years	4 years
Revolving Lines | Top of range
Disclosure In Tabular Form Of Details Of Borrowings [Line Items]
Term of borrowings	5 years	6 years